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May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Mr. Mark Cowan
        Document Control - EDGAR

RE:   RiverSource of New York Variable Annuity Account 2 ("Registrant")
                  RiverSource(R) FlexChoice Select Variable Annuity File Nos. 333-144422 and 811-07511

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity does not differ from that contained in Registrant's Post-Effective Amendment No. 10 (Amendment). This Amendment was filed electronically on April 26, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/  Dixie Carroll
     ------------------------------
     Dixie Carroll
     Assistant General Counsel and
     Assistant Secretary